Other liabilities (Details) - Contingent consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Beginning balance	$ 99	$ 221
Amounts paid	$ (99)	(212)
Change in fair value		90
Ending balance		$ 99